Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Smead Value Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class A
Trading Symbol	SVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Val ue Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$ 66	1.21%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class A/SVFAX) advanced 18.66% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	24.02%	14.39%	11.34%
Smead Value Fund (Class A/SVFAX)	31.59%	15.75%	12.00%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%

Performance Inception Date	Jan. 27, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of
the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead Value Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class C
Trading Symbol	SVFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$ 98	1.79%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class C/SVFCX) advanced 18.32% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest c ont
ributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	30.71%	23.21%
S&P 500 ® Index (Total Return)	28.19%	18.48%
Russell 1000 ® Value Index (Total Return)	21.71%	16.00%

Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of t he
total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead Value Fund (Class I1)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class I1
Trading Symbol	SVFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$ 51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class I1/SVFFX) advanced 18.81% versus a gain in the S&P 50
0 Inde
x of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. I
t wa
sn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	31.91%	16.05%	12.69%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead International Value Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Investor Class
Trading Symbol	SVXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$ 69	1.25%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Investor Class/SVXLX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.42% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM),
Frontline
(FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Investor Class/SVXLX)	35.54%	20.19%	10.60%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 140,446,924
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%

Smead Value Fund (Class R1)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R1
Trading Symbol	SVFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$ 86	1.57%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given
.
The Smead Value Fund (Class R1/SVFDX) advanced 18.42% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class R1/SVFDX)	31.33%	15.46%	11.30%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%

Performance Inception Date	Nov. 25, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead Value Fund (Class R2)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R2
Trading Symbol	SVFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$ 76	1.39%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have be
en rem
inded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class R2/SVFKX) advanced 18.55% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diver
se, b
ut all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consum er spe
nding. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertio
n: the
consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class R2/SVFKX)	31.23%	15.52%	11.75%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%

Performance Inception Date	Nov. 25, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead Value Fund (Class Y)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class Y
Trading Symbol	SVFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$ 43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class Y/SVFYX) advanced 18.89% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell
1000
Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class Y/SVFYX)	32.00%	16.18%	12.03%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%

Performance Inception Date	Nov. 25, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead Value Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Investor Class
Trading Symbol	SMVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$ 66	1.21%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Investor Class/SMVLX) advanced 18.65% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December
2023
that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	31.53%	15.75%	11.99%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 5,970,407,532
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%

Smead International Value Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class A
Trading Symbol	SVXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$ 79	1.42%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class A/SVXAX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.32% during the first half of the
fiscal
year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class A/SVXAX) with sales charge	27.55%	18.59%	9.73%
Smead International Value Fund (Class A/SVXAX)	35.32%	20.00%	10.43%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 140,446,924
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenov us Energy, Inc.	6.8%
BAWA G G roup AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenov us Energy, Inc.	6.8%
BAWA G G roup AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%

Smead International Value Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class C
Trading Symbol	SVXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$ 110	2.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class C/SVXCX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 20.98% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of
11.11
% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class C/SVXCX)	34.55%	19.32%	9.79%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 140,446,924
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%

Smead International Value Fund (Class I1)
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class I1
Trading Symbol	SVXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$ 64	1.15%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class I1/SVXFX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.50% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of
11.11
% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class I1/SVXFX)	35.68%	20.34%	10.74%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 140,446,924
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
the
percentage
of the total net assets of the Fund.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%

Smead International Value Fund (Class Y)
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class Y
Trading Symbol	SVXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/ . You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$ 55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class Y/SVXYX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.58% during the first half of the fiscal year versus a gain of
12.76
% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class Y/SVXYX)	35.89%	20.49%	10.88%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 140,446,924
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%